Quarterly Report
September 30, 2020
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 2.0%
Honeywell International, Inc.	5,910	$972,845
L3Harris Technologies, Inc.	2,263	384,348
Northrop Grumman Corp.	1,439	453,990
		$1,811,183
Alcoholic Beverages – 1.7%
China Resources Beer Holdings Co. Ltd.	48,000	$294,444
Constellation Brands, Inc., “A”	2,051	388,685
Diageo PLC	17,021	583,109
Kweichow Moutai Co. Ltd., “A”	900	220,487
		$1,486,725
Apparel Manufacturers – 2.9%
Adidas AG (a)	2,005	$649,045
Burberry Group PLC	15,672	314,255
LVMH Moet Hennessy Louis Vuitton SE	1,692	791,003
NIKE, Inc., “B”	6,901	866,352
		$2,620,655
Biotechnology – 0.5%
Illumina, Inc. (a)	1,379	$426,221
Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	21,826	$790,756
Euronext N.V.	8,536	1,066,988
NASDAQ, Inc.	3,621	444,333
		$2,302,077
Business Services – 3.9%
Accenture PLC, “A”	2,334	$527,461
Fidelity National Information Services, Inc.	7,791	1,146,913
Fiserv, Inc. (a)	9,465	975,368
Global Payments, Inc.	4,976	883,638
		$3,533,380
Cable TV – 1.0%
Comcast Corp., “A”	20,113	$930,427
Chemicals – 0.4%
FMC Corp.	3,753	$397,480
Computer Software – 9.0%
Adobe Systems, Inc. (a)	2,940	$1,441,864
Atlassian Corp. PLC, “A” (a)	1,928	350,491
Cadence Design Systems, Inc. (a)	6,382	680,513
Microsoft Corp. (s)	18,060	3,798,560
salesforce.com, Inc. (a)	7,170	1,801,964
		$8,073,392
Computer Software - Systems – 2.9%
Apple, Inc.	12,152	$1,407,323
Constellation Software, Inc.	648	720,063
EPAM Systems, Inc. (a)	1,530	494,619
		$2,622,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 4.0%
D.R. Horton, Inc.	6,301	$476,545
Masco Corp.	12,624	695,961
Otis Worldwide Corp.	5,998	374,395
Sherwin-Williams Co.	1,300	905,762
Techtronic Industries Co. Ltd.	48,500	637,758
Vulcan Materials Co.	3,453	468,020
		$3,558,441
Consumer Products – 0.9%
Colgate-Palmolive Co.	5,372	$414,450
Kao Corp.	5,200	390,208
		$804,658
Consumer Services – 0.3%
51job, Inc., ADR (a)	3,522	$274,681
Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	10,036	$413,885
Schneider Electric SE	8,226	1,020,970
TE Connectivity Ltd.	3,526	344,631
		$1,779,486
Electronics – 4.3%
Applied Materials, Inc.	8,729	$518,939
Intel Corp.	16,654	862,344
NXP Semiconductors N.V.	6,723	839,097
Taiwan Semiconductor Manufacturing Co. Ltd.	109,000	1,637,025
		$3,857,405
Energy - Independent – 0.8%
ConocoPhillips	10,626	$348,958
Oil Search Ltd.	80,938	153,719
Valero Energy Corp.	4,409	190,998
		$693,675
Energy - Integrated – 1.0%
BP PLC	106,819	$310,402
Galp Energia SGPS S.A., “B”	35,772	331,836
Suncor Energy, Inc.	19,698	240,539
		$882,777
Food & Beverages – 2.8%
Danone S.A.	5,824	$377,061
Mondelez International, Inc.	10,300	591,735
Nestle S.A.	8,000	949,699
PepsiCo, Inc.	4,550	630,630
		$2,549,125
Food & Drug Stores – 1.1%
Wal-Mart Stores, Inc.	6,722	$940,475
Gaming & Lodging – 0.5%
Flutter Entertainment PLC	2,643	$416,246
General Merchandise – 0.8%
Dollar General Corp.	3,330	$698,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.8%
Cigna Corp.	4,280	$725,075
Insurance – 3.4%
AIA Group Ltd.	120,800	$1,190,022
AON PLC	5,641	1,163,738
Chubb Ltd.	5,981	694,514
		$3,048,274
Internet – 6.6%
Alphabet, Inc., “A” (a)(s)	817	$1,197,395
Facebook, Inc., “A” (a)	6,387	1,672,755
NAVER Corp.	3,204	812,301
NetEase.com, Inc., ADR	1,166	530,145
Tencent Holdings Ltd.	25,100	1,671,494
		$5,884,090
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	5,478	$714,386
Nintendo Co. Ltd.	700	397,936
		$1,112,322
Machinery & Tools – 2.9%
GEA Group AG	9,968	$351,371
Ingersoll Rand, Inc. (a)	15,072	536,563
Kubota Corp.	24,800	443,644
Roper Technologies, Inc.	1,747	690,257
Schindler Holding AG	1,502	410,133
Trane Technologies PLC	1,619	196,304
		$2,628,272
Major Banks – 2.6%
BNP Paribas (a)	24,573	$890,182
Goldman Sachs Group, Inc.	5,045	1,013,894
Mitsubishi UFJ Financial Group, Inc.	114,400	453,987
		$2,358,063
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	4,456	$851,497
Medical Equipment – 5.0%
Becton, Dickinson and Co.	2,988	$695,248
Boston Scientific Corp. (a)	23,362	892,662
Danaher Corp.	5,957	1,282,721
EssilorLuxottica (a)	4,794	651,914
Medtronic PLC	8,944	929,460
		$4,452,005
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	82,000	$367,122
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	14,163	$223,634
Network & Telecom – 0.8%
Equinix, Inc., REIT	943	$716,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.5%
HDFC Bank Ltd. (a)	55,002	$810,458
Julius Baer Group Ltd.	23,275	992,356
KBC Group N.V.	6,783	339,645
Macquarie Group Ltd.	6,258	537,546
Truist Financial Corp.	23,553	896,192
Visa, Inc., “A”	6,674	1,334,600
		$4,910,797
Pharmaceuticals – 4.8%
Bayer AG	8,012	$500,777
Johnson & Johnson	6,659	991,392
Roche Holding AG	3,706	1,268,059
Santen Pharmaceutical Co. Ltd.	35,600	729,975
Zoetis, Inc.	4,760	787,161
		$4,277,364
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	6,228	$531,879
Railroad & Shipping – 0.7%
Canadian Pacific Railway Ltd.	1,997	$607,947
Real Estate – 1.6%
LEG Immobilien AG	6,922	$988,492
STORE Capital Corp., REIT	17,651	484,167
		$1,472,659
Restaurants – 1.4%
Starbucks Corp.	7,813	$671,293
Yum China Holdings, Inc.	11,489	608,342
		$1,279,635
Specialty Chemicals – 3.9%
Air Products & Chemicals, Inc.	1,244	$370,538
Akzo Nobel N.V.	4,517	457,676
Croda International PLC	7,412	598,417
DuPont de Nemours, Inc.	10,638	590,196
Linde PLC	3,669	868,517
Sika AG	2,649	650,854
		$3,536,198
Specialty Stores – 3.5%
Amazon.com, Inc. (a)(s)	913	$2,874,790
AutoZone, Inc. (a)	229	269,680
		$3,144,470
Telecommunications - Wireless – 2.0%
Advanced Info Service Public Co. Ltd.	65,900	$355,626
American Tower Corp., REIT	881	212,964
KDDI Corp.	18,700	473,034
SBA Communications Corp., REIT	706	224,847
T-Mobile USA, Inc. (a)	4,797	548,585
		$1,815,056
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	26,057	$376,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
British American Tobacco PLC	8,334	$299,549
Philip Morris International, Inc.	3,101	232,544
		$532,093
Utilities - Electric Power – 3.7%
CLP Holdings Ltd.	49,000	$456,742
CMS Energy Corp.	14,228	873,741
Iberdrola S.A.	51,416	632,820
NextEra Energy, Inc.	2,853	791,879
Orsted A.S.	3,872	533,796
		$3,288,978
Total Common Stocks		$88,798,859
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.1% (v)	695,651	$695,651

Other Assets, Less Liabilities – 0.1%		47,010
Net Assets – 100.0%		$89,541,520
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $695,651 and $88,798,859, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2020, the fund had cash collateral of $2,592 and other liquid securities with an aggregate value of $526,024 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$54,808,409	$—	$—	$54,808,409
France	377,061	4,421,057	—	4,798,118
Switzerland	4,271,101	—	—	4,271,101
China	1,633,655	2,333,060	—	3,966,715
Japan	—	2,888,784	—	2,888,784
Germany	2,138,314	351,371	—	2,489,685
Hong Kong	—	2,284,522	—	2,284,522
United Kingdom	624,657	1,481,075	—	2,105,732
Netherlands	1,828,652	—	—	1,828,652
Other Countries	4,474,056	4,883,085	—	9,357,141
Mutual Funds	695,651	—	—	695,651
Total	$70,851,556	$18,642,954	$—	$89,494,510
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$458,273	$15,227,318	$14,989,890	$(50)	$—	$695,651
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,139	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
United States	62.1%
France	5.4%
Switzerland	4.8%
China	4.4%
Japan	3.2%
Germany	2.8%
Hong Kong	2.6%
United Kingdom	2.4%
Netherlands	2.0%
Other Countries	10.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.